Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

On July 10, 2024, the Company paid a regular dividend of $676 to all shareholders of record as of June 25, 2024 (Note 10).

On July 18, 2024, the Company entered into a $17,100 memorandum of agreement with Mi-Das Line S.A. (“Mi-Das”) for the exercise of the purchase option of the Synthesea under the bareboat charter with Mi-Das. Delivery of the vessel was completed on August 1, 2024.

On July 19, 2024, the Company sold the Oasea to an unaffiliated third-party for a gross sale price of $20,220. The estimated gain on the sale is expected to be approximately $1,496. In connection with the disposal of Oasea, the Company fully prepaid the outstanding amount of $10,788 under March 2023 Neptune Sale and Leaseback.

On July 24, 2024, the Company entered into a $18,000 sale and leaseback agreement with Onishi Kaiun Co. and Ocean West Shipping S.A. for the purpose of financing the purchase option of the Synthesea under its previous bareboat charter. On August 1, 2024, the Company sold and chartered back the Synthesea on a bareboat basis for a period of five years, followed by an additional two-year period at the Company’s option. The charterhire principal amortizes through sixty consecutive monthly installments of $136 paid in advance, which could extend to eighty-four installments in case of exercise of the two-year optional period, at the same terms. The financing bears an interest rate of 3-month term SOFR plus 2.70% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the optional period, the Company and the lessors have the option to repurchase and to sell the vessel, respectively, for $6,545.

On July 31, 2024, the Company entered into shareholder and subscription agreements to acquire a minority stake in a Norwegian-based company, established to design and build a technically and environmentally advanced Energy Construction Vessel (“ECV”). The ECV is intended to inspect, maintain, and repair offshore energy production infrastructure in both the Oil and Gas and Renewables industries. United will commit capital of up to $8,500, scheduled to be called in five separate installments over a period of 33 months, matching the different stages of the ECV’s building process. On August 7, 2024, an amount of $2,454 was paid as a first installment.

On August 5, 2024, the Company entered into a $12,360 memorandum of agreement with the current owners of the Chrisea for the exercise of the purchase option under her current bareboat charter with Mi-Das. Delivery of the vessel to the Company is expected to be completed on August 21, 2024 and will be fully financed through the new loan agreement discussed below.

On August 5, 2024, the Company entered into a $16,500 loan agreement with Sinopac Capital International (HK) Limited for the purpose of financing the purchase option of the Chrisea. The facility shall bear interest at term SOFR plus a margin of 2.6% per annum and shall be repayable in twenty quarterly  installments of $400, followed by a balloon installment of $8,500 payable together with the final installment. In addition, the Company will be required to maintain a security cover ratio not less than 110% for the first two years and 120% at all times thereafter until the maturity of the loan.

On August 5, 2024, the Company declared a regular cash dividend of $0.075 per common share for the second quarter of 2024 payable on or about October 10, 2024 to all shareholders of record as of September 27, 2024.

As of the date of the issuance of these unaudited interim condensed consolidated financial statements, the Company has repurchased 5,200 of its outstanding common shares at an average price of approximately $2.42 per share and a total of $13, inclusive of commissions and fees, pursuant to the share repurchase plan authorized by the Company’s Board of Directors in October 2022, as extended.